Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Schedule of Intangible Assets [Abstract]
Balance of intangible assets	$ 11,277,599	$ 11,235,008
Less: accumulated amortization	(4,938,578)	(3,159,903)
Balance of intangible assets, Total	$ 6,339,021	8,075,105
Trade names [Member]
Schedule of Intangible Assets [Abstract]
Useful Life, Trade names	3 years
Balance of Trade names	$ 784,246	784,246
Regulatory licenses [Member]
Schedule of Intangible Assets [Abstract]
Useful Life, Regulatory licenses	3 years
Balance of Regulatory licenses	$ 181,342	138,751
Technology [Member]
Schedule of Intangible Assets [Abstract]
Useful Life, Technology	5 years
Balance of Technology	$ 10,300,774	10,300,774
Software [Member]
Schedule of Intangible Assets [Abstract]
Useful Life, Software	3 years
Balance of Software	$ 11,237	$ 11,237